February 5, 2002

                        THE DREYFUS/LAUREL FUNDS TRUST

                 DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND

                           SUPPLEMENT TO PROSPECTUS

                               DATED MAY 1, 2001

Credit Derivatives are among the derivatives in which the fund can invest.

                                                                       029s0202






                                                               February 5, 2002

                         THE DREYFUS/LAUREL FUNDS TRUST

                 DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND

               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2001

                             AS REVISED MAY 24, 2001

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "DESCRIPTION OF THE FUND/TRUST - CERTAIN PORTFOLIO SECURITIES - COMMON STOCK":

COMMON STOCK. From time to time, the Fund may hold common stock sold in units with, or attached to, debt securities purchased by the Fund. In connection with its investments in corporate debt securities, or restructuring of investments owned by the Fund, a Fund may receive warrants or other non-income producing equity securities. The Fund may retain such securities, including equity securities received upon conversion of convertible securities, until Dreyfus determines it is appropriate in light of current market conditions to effect a disposition of such securities.